Cover	9 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	INDAPTUS THERAPEUTICS, INC.
Entity Central Index Key	0001857044
Entity Tax Identification Number	86-3158720
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3 Columbus Circle
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
Country Region	+1
City Area Code	(646)
Local Phone Number	427-2727
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Feb. 12, 2025
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3 Columbus Circle
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
Country Region	+1
City Area Code	(646)
Local Phone Number	427-2727
Contact Personnel Name	Jeffrey A. Meckler